SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Product Information [Line Items]
Total Revenue	$ 1,160,058	$ 41,055	$ 16,000
Consultancy Services [Member]
Product Information [Line Items]
Total Revenue	660,000	0	0
Commission For Software Sales [Member]
Product Information [Line Items]
Total Revenue	394,930	0	0
Software Solutions And Sales [Member]
Product Information [Line Items]
Total Revenue	105,128	7,000	0
Tourism Programs [Member]
Product Information [Line Items]
Total Revenue	$ 0	$ 34,055	$ 16,000